Investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Schedule of Breakdown according to Type of Investment
	December 31
	2017	2016
	USD thousands	USD thousands
Short-term investments
Deposits held at financial institutions, in USD	(*)56,693	(*)37,849

Investments in marketable securities
Mutual funds	15	13
	56,708	37,862
Long-term investments
Deposits held at financial institutions, in USD	5,171	9,017